Income Taxes (Summary Of Changes In Gross Amount Of Unrecognized Tax Benefits) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Beginning Balance	$ 375	$ 399	$ 419
Additions based on tax positions related to the current year	7	6	6
Additions for tax positions of prior years	10	22	6
Decreases for tax positions of prior years	(9)	(20)	(8)
Decreases for statute of limitations expiration	(13)	(8)	(18)
Settlements	(300)	(21)	(5)
Impact of currency translation	(1)	(3)	(1)
Ending Balance	$ 69	$ 375	$ 399